Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2025:

	Fair Value Measurements
	as of March 31, 2026
	Level 1	Level 2	Level 3	Total
Financing warrants	$-	$-	$1,340,028	$1,340,028
Embedded derivative liabilities	-	-	2,044,103	2,044,103
Total liabilities at fair value	$-	$-	$3,384,131	$3,384,131

	Fair Value Measurements
	as of September 30, 2025
	Level 1	Level 2	Level 3	Total
Financing warrants	$-	$-	$614,680	$614,680
Total liabilities at fair value	$-	$-	$614,680	$614,680

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2025 and September 30, 2024:

	Fair Value Measurements
	as of September 30, 2025
	Level 1	Level 2	Level 3	Total
Financing warrants	$-	$-	$614,680	$614,680
Total liabilities at fair value	$-	$-	$614,680	$614,680

	Fair Value Measurements
	as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Change of control warrants	$-	$-	$71,822	$71,822
Conversion warrants	-	-	510,348	510,348
Embedded derivative liabilities	-	-	5,714,957	5,714,957
Total liabilities at fair value	-	-	6,297,127	6,297,127

Schedule of Fair Value is Determined at Each Measurement	Fair value is determined at each measurement date using the probability weighted scenario model, which is considered to be a Level 3 fair value measurement. Key assumptions include:
	As of
	March 31,	September 30,
Assumptions	2026	2025
Risk free interest rate	3.72%	3.60%
Expected term	0.5	2.0
Expected volatility	60%	70%
Exercise Price of Warrant	$0.01	$0.01
Common stock fair value per share	$3.86	$1.84
Fair value is determined at each measurement date using the probability weighted scenario model which is considered to be a Level 3 fair value measurement. Key assumptions include:
Assumptions	FY 2025	FY 2024
Risk free interest rate	-	5.37%
Expected volatility	-	70%
Expected term (in years)	-	1
Exercise Price of Warrant	-	0.01
Common stock fair value per share ($)	-	1.42

Conversion Warrants

The Company’s Conversion warrants are classified as derivative liabilities under ASC 815-40 because the settlement share counts are variable, causing the instruments to fail the fixed-for-fixed criteria required for equity classification. Fair value is determined at each measurement date using the probability weighted scenario model, which is a Level 3 fair value measurement. The range of key assumptions include:

Assumptions	FY 2025	FY 2024
Risk free interest rate	3.66-3.94%	3.66%
Expected volatility	70%	65%
Expected term	2	2
Probability of qualifying financing event	40% - 100%	50%
Exercise Price of Warrant	$0.01	$0.01
Common stock fair value per share	$1.08	$1.08

Financing Warrants

The Company’s Financing warrants in FY2025 are classified as derivative liabilities under ASC 815-40 because the settlement share counts are variable, causing the instruments to fail the fixed-for-fixed criteria required for equity classification. Fair value is determined at each measurement date using the probability weighted scenario model, which is considered to be a Level 3 fair value measurement. The range of key assumptions include:

Assumptions	FY 2025	FY 2024
Risk free interest rate	3.60-4.28%	-
Expected term	2	-
Expected volatility	60-70%	-
Probability of qualifying financing event	40% - 100%	-
Exercise Price of Warrant	$0.01	-
Common stock fair value per share	$1.08-1.84	-

Schedule of Range of Key Assumptions
	As of
	March 31,	September 30,
Assumptions	2026	2025
Discount rate	149.10%	-
Probability of qualifying financing event	85.00%	-
Probability of default	15.00%	-
Expected term of events	0.18 - 0.51	-
The range of key assumptions include:
Assumptions	FY 2025	FY2024
Credit adjusted discount rate	22%	22%
Probability of qualifying financing event	70 – 100%	50%
Expected term to conversion / maturity	0.8 - 2.71	0.83 – 3.0
Qualified financing price	$4.51 - $6.23	$4.2

Schedule of Financial Liabilities Measured at Fair Value Using Significant Unobservable Inputs on a Recurring Basis

The following table presents the changes in Level 3 financial liabilities measured at fair value using significant unobservable inputs on a recurring basis for the six months ended March 31, 2026 and year ended September 30, 2025:

	Warrant Liabilities	Embedded Derivatives	Total
Balance as of September 30, 2025	$614,680	$-	$614,680
Issuances	-	2,044,103	2,044,103
Changes in fair value recognized in earnings	725,348	-	725,348
Balance as of September 30, 2024	1,340,028	2,044,103	3,384,131

The following table presents the changes in Level 3 financial liabilities measured at fair value using significant unobservable inputs on a recurring basis for the years ended September 30, 2025 and 2024:

	Warrant Liabilities	Embedded Derivatives	Total
Balance as of September 30, 2023	$713,414	$4,060,520	$4,773,934
Issuances	-	86,700	86,700
Changes in fair value recognized in earnings	(131,244)	1,567,737	1,436,493
Balance as of September 30, 2024	582,170	5,714,957	6,297,127
Issuances	506,921	-	506,921
Changes in fair value recognized in earnings	365,162	19,026,449	19,391,611
Reclassifications to equity upon debt conversion	(839,573)	(24,741,406)	(25,580,979)
Balance as of September 30, 2025	$614,680	$-	$614,680